Audit and Other Services - Summary of Audit and Other Services (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Audit fees:
Fees payable to the Company's auditor and its associates for the audit of the Santander UK group's annual accounts	£ 10.0	£ 8.0	£ 7.2
Audit of the Santander UK group's subsidiaries	1.4	1.3	1.1
Total audit fees	11.4	9.3	8.3
Non-audit fees:
Audit-related assurance services	0.8	0.8	0.7
Other assurance services	0.3	0.2	0.1
Other non-audit services	0.0	0.2	1.0
Total non-audit fees	£ 1.1	£ 1.2	£ 1.8